SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
SEGMENT INFORMATION

20.

SEGMENT INFORMATION

Prior to the disposal of Wuhu Feishang and Double Grow (Note 3) and the acquisition of Bayannaoer Mining, the Group operated in operating segments: exploration and mining-non-ferrous metals and copper smelting. As of December 31, 2019, the Company had one operating segment: exploration and mining. The accounting policies for the segment are as described in the summary of significant accounting policies. The Group evaluates performance based on operating earnings of the respective business units. The segment analysis below is provided for the Group's continuing operations, and does not include any amount for discontinued operations, namely the exploration and mining-non-ferrous metals and copper smelting.

Management monitors the results of the Group's operating segments separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on reportable segment profit/loss, which is a measure of adjusted profit/loss before tax from continuing operations. The adjusted profit/loss before tax from continuing operations is measured consistently with the Group's profit/loss before tax from continuing operations except head office and corporate expenses are excluded from such measurement.

As disclosed in Note 3 to the consolidated financial statements, the Group disposed its equity interests in Wuhu Feishang and Double Grow in the exploration and mining-non-ferrous metals segment and the copper smelting segment on March 3, 2017 and December 29, 2017, respectively. Accordingly, the exploration and mining-non-ferrous metals segment and the copper smelting segment have been classified as discontinued operations and were excluded from the segment information for the year ended December 31, 2017.

For the year ended December 31, 2017, the segment results were as follows:

	CNY
	Exploration and mining	Corporate activities	Total
From continuing operations:
Depreciation and amortization	(5)	(3)	(8)
Operating loss	(258)	(5,946)	(6,204)
Interest income	1	38	39
Finance costs	—	(14)	(14)
Loss for the year from continuing operations	(257)	(5,922)	(6,179)

Total assets	705	29,043	29,748
Total liabilities	509	44,744	45,253

For the year ended December 31, 2018, the segment results were as follows:

	CNY
	Exploration and mining	Corporate activities	Total
From continuing operations:
Depreciation of property, plant and equipment	(63)	(4)	(67)
Operating loss	(1,523)	(4,684)	(6,207)
Interest income	1	25	26
Finance costs	(1)	6	5
Loss for the year from continuing operations	(1,523)	(4,653)	(6,176)
Capital expenditure	—	(5)	(5)

Total assets	527	7,216	7,743
Total liabilities	1,854	27,687	29,541

For the year ended December 31, 2019, the segment results were as follows:

	CNY
	Exploration and mining	Corporate activities	Total
From continuing operations:
Revenues from external customers	12,969	—	12,969
Depreciation of property, plant and equipment	(62)	(4)	(66)
Depreciation of right-of-use assets	(34)	(1,153)	(1,187)
Operating loss	(963)	(4,636)	(5,599)
Interest income	1	15	16
Finance costs	(2)	(60)	(62)
Loss for the year from continuing operations	(964)	(4,681)	(5,645)
Capital expenditure	—	(5)	(5)

Total assets	4,268	4,030	8,298
Total liabilities	6,560	29,292	35,852

	US$
	Exploration and mining	Corporate activities	Total
From continuing operations:
Revenues from external customers	1,863	—	1,863
Depreciation of property, plant and equipment	(8)	(1)	(9)
Depreciation of right-of-use assets	(5)	(166)	(171)
Operating loss	(138)	(665)	(803)
Interest income	—	2	2
Finance costs	—	(9)	(9)
Loss for the year from continuing operations	(138)	(672)	(810)
Capital expenditure	—	(1)	(1)

Total assets	613	579	1,192
Total liabilities	942	4,207	5,149

The reconciliation of loss for the year from continuing operations to net loss is as follows:

	2017	2018	2019	2019
	CNY	CNY	CNY	US$

Loss for the year from continuing operations	(6,179)	(6,176)	(5,645)	(810)
Loss for the year from discontinued operations	(23,817)	—	—	—
Net loss	(29,996)	(6,176)	(5,645)	(810)